Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Benefit Obligation
The benefit obligation at December 31, 2017 and December 31, 2016 was calculated as follows:

	2017	2016
	(Amounts in thousands)
Benefit obligation, January 1	$4,029	$3,571
Service cost	(650)	(216)
Interest cost	222	199
Loss	1,300	475
Benefit obligation, December 31	$4,901	$4,029

Schedule of Net Periodic Pension Cost
The net periodic pension cost for 2017, 2016 and 2015 was calculated as follows:

	2017	2016	2015
	(Amounts in thousands)
Service cost	$(650)	$(216)	$(86)
Interest cost	222	199	214
Loss	1,300	475	93
	$872	$458	$221